Trade receivables	12 Months Ended
Mar. 31, 2022
Trade Receivables [Abstract]
Trade receivables
8.
Trade receivables

	As at March 31,
	2021	2022	2022
	(INR)	(INR)	(USD)
Trade receivables (refer Note 52)	36,542	46,791	617
Less: impairment allowances for expected credit losses	(562)	(966)	(13)
Total	35,980	45,825	604

Non-current	1,178	1,006	13
Current	34,802	44,819	591

Trade receivables are non-interest bearing and are generally on terms of 7-60 days.